Business Combination (Tables)	9 Months Ended
Sep. 30, 2018
Adaptik Corporation [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$(2,358)
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468

Net assets acquired	$18,518

Alius Group Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$(5)
Intangible assets	3,062
Deferred taxes	(826)
Goodwill	14,551

Net assets acquired	$16,782

Pleasant Valley Business Solutions, LLC [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$(851)
Intangible assets	3,300
Deferred taxes	(920)
Goodwill	7,360

Net assets acquired	$8,889

Noah Technologies Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$(473)
Intangible assets	580
Deferred taxes	(133)
Goodwill	1,485

Net assets acquired	$1,459